Note 12 - Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Aug. 07, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Leases, Rent Expense, Total								$ 58,000	$ 56,398
Revenue from Contract with Customer, Including Assessed Tax			$ 818,703	$ 681,337		$ 2,977,353	$ 2,303,698	2,872,278	$ 3,141,360
Developer Commitments [Member]
Other Commitment, Total			314,863		$ 629,727	314,863		629,727
License Agreement with Cheetah Technology Corporation Limited [Member]
License Agreement, Upfront Payment Receivable	$ 500,000
License Agreement, Upfront Payment Received		$ 300,000			300,000	200,000
License Agreement, Payment to Third Party Who Introduced the Company, Percentage of Payments Received by Company	6.50%
Revenue from Contract with Customer, Including Assessed Tax						248,441		182,815
Contract with Customer, Liability, Total			$ 251,559		$ 117,187	$ 251,559		$ 117,187
License Agreement, Term	4 years